income taxes	6 Months Ended
Jun. 30, 2024
income taxes
income taxes

10	income taxes

Expense composition and rate reconciliation

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Current income tax expense
For the current reporting period	$155	$118	$293	$265
Adjustments recognized in the current period for income taxes of prior periods	(6)	(19)	(6)	(18)
Pillar Two global minimum tax	—	—	1	—
	149	99	288	247
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(70)	(42)	(168)	(135)
Adjustments recognized in the current period for income taxes of prior periods	—	6	—	6
	(70)	(36)	(168)	(129)
	$79	$63	$120	$118

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Three-month periods ended June 30 ($ in millions)	2024		2023
Income taxes computed at applicable statutory rates	$72	23.8%	$62	24.2%
Adjustments recognized in the current period for income taxes of prior periods	(6)	(2.0)	(13)	(5.3)
(Non-taxable) non-deductible amounts, net	4	1.3	2	0.8
Withholding and other taxes	12	4.0	2	0.8
Losses not recognized	2	0.7	5	1.9
Foreign tax differential	(2)	(0.7)	4	1.5
Other	(3)	(0.8)	1	0.4
Income tax expense per Consolidated statements of income and other comprehensive income	$79	26.3%	$63	24.3%

Six-month periods ended June 30 ($ in millions)	2024		2023
Income taxes computed at applicable statutory rates	$113	23.5%	$125	23.3%
Adjustments recognized in the current period for income taxes of prior periods	(6)	(1.2)	(12)	(2.2)
Pillar Two global minimum tax	1	0.2	—	—
(Non-taxable) non-deductible amounts, net	(7)	(1.6)	(7)	(1.3)
Withholding and other taxes	19	4.0	9	1.7
Losses not recognized	3	0.6	8	1.5
Foreign tax differential	(3)	(0.6)	(7)	(1.3)
Other	—	—	2	0.3
Income tax expense per Consolidated statements of income and other comprehensive income	$120	24.9%	$118	22.0%

We are subject to the global minimum top-up income tax under Pillar Two tax legislation. The top-up income tax relates primarily to our operations in Bulgaria and Ireland, where the statutory income tax rates are 10% and 12.5%, respectively. During the three-month and six-month periods ended June 30, 2024, the Company recognized a current income tax expense of $NIL and $1 million, respectively, related to the Pillar Two tax.

We have applied a temporary mandatory relief from deferred income tax accounting for the impacts of the top-up income tax and it is recognized as a current income tax in the period it is incurred.

As at June 30, 2024, both Bulgaria and Ireland have enacted global minimum income tax into domestic tax legislation effective January 1, 2024. As a result, our Bulgarian and Irish subsidiaries will be liable for the top-up income tax rather than the ultimate Canadian parent company.